Label	Element	Value
VanEck Vectors® Natural Resources ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	VanEck Vectors® Natural Resources ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock
VanEck Vectors® Natural Resources ETF (the “Fund”) seeks to replicate as closely as possible, before fees and expenses, the price and yield performance of the VanEck® Natural Resources Index (the “Natural Resources Index”).

Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”).
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 01, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	24.00%
Expense Exchange Traded Fund Commissions [Text]	rr_ExpenseExchangeTradedFundCommissions	This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same (except that the example incorporates the fee waivers and/or expense reimbursement arrangement for only the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund normally invests at least 80% of its total assets in securities that comprise the Fund’s benchmark index. The Natural Resources Index is comprised of publicly traded companies engaged (derive greater than 50% of revenues from applicable sources) in the production and distribution of commodities and commodity-related products and services in the following sectors: 1) Agriculture; 2) Alternatives (Water & Alternative Energy); 3) Base and Industrial Metals; 4) Energy; 5) Forest Products; and 6) Precious Metals. Such companies may include small- and medium-capitalization companies and foreign issuers. As of December 31, 2019, the Natural Resources Index included 303 securities of companies with a market capitalization range of between approximately $436.4 million and $295.2 billion and a weighted average market capitalization of $16.7 billion. These amounts are subject to change. The Fund’s 80% investment policy is non-fundamental and may be change without shareholder approval upon 60 days’ prior written notice to shareholders.

The Fund, using a “passive” or indexing investment approach, attempts to approximate the investment performance of the Natural Resources Index by investing in a portfolio of securities that generally replicates the Natural Resources Index. Unlike many investment companies that try to “beat” the performance of a benchmark index, the Fund does not try to “beat” the Natural Resources Index and does not seek temporary defensive positions when markets decline or appear overvalued. Indexing may eliminate the chance that the Fund will substantially outperform the Natural Resources Index but also may reduce some of the risks of active management, such as poor security selection.

The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Natural Resources Index concentrates in an industry or group of industries. As of December 31, 2019, the Fund was concentrated in the energy and basic materials sectors, and each of the consumer staples and industrials sectors represented a significant portion of the Fund.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund may concentrate its investments in a particular industry or group of industries to the extent that the Natural Resources Index concentrates in an industry or group of industries. As of December 31, 2019, the Fund was concentrated in the energy and basic materials sectors, and each of the consumer staples and industrials sectors represented a significant portion of the Fund.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund, each of which could significantly and adversely affect the value of an investment in the Fund.

Risk of Investing in Natural Resources Companies. The Fund will be sensitive to, and its performance will depend to a greater extent on, the overall condition of natural resources companies. Investments in natural resources and natural resources companies, which include companies engaged in agriculture, alternatives (e.g., water and alternative energy), base and industrial metals, energy, forest products and precious metals, can be significantly affected by events relating to these industries, including international political and economic developments, embargoes, tariffs, inflation, weather and natural disasters, livestock diseases, limits on exploration, rapid changes in the supply and demand for natural resources and other factors. The Fund’s portfolio securities may experience substantial price fluctuations as a result of these factors, and may move independently of the trends of other operating companies. Companies engaged in the industries listed above may be adversely affected by changes in government policies and regulations, technological advances and/or obsolescence, environmental damage claims, energy conservation efforts, the success of exploration projects, limitations on the liquidity of certain natural resources and commodities and competition from new market entrants. Changes in general economic conditions, including commodity price volatility, changes in exchange rates, imposition of import controls, rising interest rates, prices of raw materials and other commodities, depletion of resources and labor relations, could adversely affect the Fund’s portfolio companies.

Special Risk Considerations of Investing in European Issuers. Investments in securities of European issuers involve risks and special considerations not typically associated with investments in the U.S. securities markets. The Economic and Monetary Union (“EMU”) of the European Union (“EU”) requires member countries to comply with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls, each of which may significantly affect every country in Europe. Decreasing imports or exports, changes in governmental or EU regulations on trade, changes in the exchange rate of the euro, the default or threat of default by an EU member country on its sovereign debt, and/or an economic recession in an EU member country may have a significant adverse effect on the economies of EU member countries and on major trading partners outside Europe. The European financial markets have previously experienced, and may continue to experience, volatility and have been adversely affected by concerns about economic downturns, credit rating downgrades, rising government debt levels and possible default on or restructuring of government debt in several European countries. These events have adversely affected, and may in the future affect, the value and exchange rate of the euro and may continue to significantly affect the economies of every country in Europe, including EU member countries that do not use the euro and non-EU member countries. In a referendum held on June 23, 2016, voters in the United Kingdom (“UK”) voted to leave the EU, creating economic and political uncertainty in its wake. On January 31, 2020, the UK officially withdrew from the EU. A transition phase has commenced and is scheduled to conclude on December 31, 2020. During the transition phase, the UK effectively remains in the EU from an economic perspective but no longer has any political representation in the EU Parliament. Significant uncertainty exists regarding the effects such withdrawal will have on the euro, European economies and the global markets.

Risk of Investing in Foreign Securities. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities that trade in such markets. The Fund invests in securities of issuers located in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments.

Foreign Currency Risk. Because the Fund’s assets may be invested in securities denominated in foreign currencies, the proceeds received by the Fund from these investments will generally be in foreign currencies. The Fund’s exposure to foreign currencies and changes in the value of foreign currencies versus the U.S. dollar may result in reduced returns for the Fund, and the value of certain foreign currencies may be subject to a high degree of fluctuation. Moreover, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.

Risk of Investing in Depositary Receipts. The Fund may invest in depositary receipts which involve similar risks to those associated with investments in foreign securities. Depositary receipts are receipts listed on U.S. or foreign exchanges issued by banks or trust companies that entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Investments in depositary receipts may be less liquid than the underlying shares in their primary trading market and, if not included in the Natural Resources Index, may negatively affect the Fund’s ability to replicate the performance of the Natural Resources Index.

Risk of Investing in the Basic Materials Sector. The Fund will be sensitive to, and its performance may depend to a greater extent on, the overall condition of the basic materials sector. Companies engaged in the production and distribution of basic materials may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

Risk of Investing in the Consumer Staples Sector. The Fund will be sensitive to, and its performance may depend to a greater extent on, the overall condition of the consumer staples sector. Companies in the consumer staples sector may be adversely affected by changes in the worldwide economy, consumer spending, competition, demographics and consumer preferences, exploration and production spending.

Risk of Investing in the Energy Sector. The Fund will be sensitive to, and its performance may depend to a greater extent on, the overall condition of the energy sector. Companies operating in the energy sector are subject to risks including, but not limited to, economic growth, worldwide demand, political instability in the regions that the companies operate, government regulation stipulating rates charged by utilities, interest rate sensitivity, oil price volatility, energy conservation, environmental policies, depletion of resources, the cost of providing the specific utility services and other factors that they cannot control. In addition, these companies are at risk of civil liability from accidents resulting in injury, loss of life or property, pollution or other environmental damage claims and risk of loss from terrorism and natural disasters. A downturn in the energy sector of the economy, adverse political, legislative or regulatory developments or other events could have a larger impact on the Fund than on an investment company that does not invest a substantial portion of its assets in the energy sector. At times, the performance of securities of companies in the energy sector may lag the performance of other sectors or the broader market as a whole. The price of oil, natural gas and other fossil fuels may decline and/or experience significant volatility, which could adversely impact companies operating in the energy sector.

Risk of Investing in the Industrials Sector. The Fund will be sensitive to, and its performance may depend to a greater extent on, the overall condition of the industrials sector. Companies in the industrials sector may be adversely affected by changes in government regulation, world events and economic conditions. In addition, companies in the industrials sector may be adversely affected by environmental damages, product liability claims and exchange rates.

Risk of Investing in Small- and Medium-Capitalization Companies. Small- and medium-capitalization companies may be more volatile and more likely than large-capitalization companies to have narrower product lines, fewer financial resources, less management depth and experience and less competitive strength. In addition, these companies often have greater price volatility, lower trading volume and less liquidity than larger more established companies. Returns on investments in securities of small - and medium capitalization companies could trail the returns on investments in securities of large-capitalization companies.

Risk of Cash Transactions. Unlike other exchange-traded funds (“ETFs”), the Fund expects to effect its creations and redemptions partially for in-kind securities and partially for cash, rather than wholly for in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently incur brokerage costs and/or recognize gains or losses on such sales that the Fund might not have recognized if it were to distribute portfolio securities in kind. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF.

Equity Securities Risk. The value of the equity securities held by the Fund may fall due to general market and economic conditions, perceptions regarding the markets in which the issuers of securities held by the Fund participate, or factors relating to specific issuers in which the Fund invests. Equity securities are subordinated to preferred securities and debt in a company’s capital structure with respect to priority in right to a share of corporate income, and therefore will be subject to greater dividend risk than preferred securities or debt instruments. In addition, while broad market measures of equity securities have historically generated higher average returns than fixed income securities, equity securities have generally also experienced significantly more volatility in those returns, although under certain market conditions fixed income securities may have comparable or greater price volatility.

Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. An investment in the Fund may lose money.

Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or system failures.

Index Tracking Risk. The Fund’s return may not match the return of the Natural Resources Index for a number of reasons. For example, the Fund incurs a number of operating expenses, including taxes, not applicable to the Natural Resources Index and incurs costs associated with buying and selling securities, especially when rebalancing the Fund’s securities holdings to reflect changes in the composition of the Natural Resources Index and raising cash to meet redemptions or deploying cash in connection with newly created Creation Units (defined herein), which are not factored into the return of the Natural Resources Index. Transaction costs, including brokerage costs, will decrease the Fund’s net asset value (“NAV”) to the extent not offset by the transaction fee payable by an Authorized Participant (“AP”). Market disruptions and regulatory restrictions could have an adverse effect on the Fund’s ability to adjust its exposure to the required levels in order to track the Natural Resources Index. Errors in the Natural Resources Index data, the Natural Resources Index computations and/or the construction of the Natural Resources Index in accordance with its methodology may occur from time to time and may not be identified and corrected by the Natural Resources Index provider for a period of time or at all, which may have an adverse impact on the Fund and its shareholders. Shareholders should understand that any gains from the Natural Resources Index provider's errors will be kept by the Fund and its shareholders and any losses or costs resulting from the Natural Resources Index provider's errors will be borne by the Fund and its shareholders. When the Natural Resources Index is rebalanced and the Fund in turn rebalances its portfolio to attempt to increase the correlation between the Fund’s portfolio and the Natural Resources Index, any transaction costs and market exposure arising from such portfolio rebalancing will be borne directly by the Fund and its shareholders. The Fund may not be fully invested at times either as a result of cash flows into the Fund or reserves of cash held by the Fund to meet redemptions or pay expenses. Apart from scheduled rebalances, the Natural Resources Index provider or its agents may carry out additional ad hoc rebalances to the Natural Resources Index. Therefore, errors and additional ad hoc rebalances carried out by the Natural Resources Index provider or its agents to the Natural Resources Index may increase the costs to and the tracking error risk of the Fund. In addition, the Fund may not invest in certain securities included in the Natural Resources Index, or invest in them in the exact proportions in which they are represented in the Natural Resources Index. The Fund’s performance may also deviate from the return of the Natural Resources Index due to legal restrictions or limitations imposed by the governments of certain countries, certain listing standards of the Fund’s listing exchange (the “Exchange”), a lack of liquidity on stock exchanges in which such securities trade, potential adverse tax consequences or other regulatory reasons (such as diversification requirements). The Fund may value certain of its investments and/or other assets based on fair value prices. To the extent the Fund calculates its NAV based on fair value prices and the value of the Natural Resources Index is based on securities’ closing prices on local foreign markets ( i.e., the value of the Natural Resources Index is not based on fair value prices), the Fund’s ability to track the Natural Resources Index may be adversely affected. In addition, any issues the Fund encounters with regard to currency convertibility (including the cost of borrowing funds, if any) and repatriation may also increase the index tracking risk. When markets are volatile, the ability to sell securities at fair value prices may be adversely impacted and may result in additional trading costs and/or increase the index tracking risk. For tax efficiency purposes, the Fund may sell certain securities, and such sale may cause the Fund to realize a loss and deviate from the performance of the Natural Resources Index. In light of the factors discussed above, the Fund’s return may deviate significantly from the return of the Natural Resources Index. Changes to the composition of the Natural Resources Index in connection with a rebalancing or reconstitution of the Natural Resources Index may cause the Fund to experience increased volatility, during which time the Fund’s index tracking risk may be heightened.

Authorized Participant Concentration Risk. The Fund may have a limited number of financial institutions that act as APs, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those APs exit the business, or are unable to or choose not to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a discount (or premium) to NAV and possibly face trading halts and/or de-listing. The AP concentration risk may be heightened in scenarios where APs have limited or diminished access to the capital required to post collateral.

No Guarantee of Active Trading Market. While Shares are listed on the Exchange, there can be no assurance that an active trading market for the Shares will be maintained. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.

Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.

Passive Management Risk. An investment in the Fund involves risks similar to those of investing in any fund invested in equity securities traded on an exchange, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in security prices. However, because the Fund is not “actively” managed, unless a specific security is removed from the Natural Resources Index, the Fund generally would not sell a security because the security’s issuer was in financial trouble. Additionally, unusual market conditions may cause the Natural Resources Index provider to postpone a scheduled rebalance or reconstitution, which could cause the Natural Resources Index to vary from its normal or expected composition. Therefore, the Fund’s performance could be lower than funds that may actively shift their portfolio assets to take advantage of market opportunities or to lessen the impact of a market decline or a decline in the value of one or more issuers.

Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below, or at their most recent NAV. Disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), as well as other factors, may result in Shares trading at a significant premium or discount to NAV or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares that were bought or sold or the shareholder may be unable to sell his or her Shares. The securities held by the Fund may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the Exchange and the resulting premium or discount to the Shares’ NAV may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. There are various methods by which investors can purchase and sell Shares. Investors should consult their financial intermediaries before purchasing or selling Shares of the Fund.

Concentration Risk. The Fund’s assets may be concentrated in a particular sector or sectors or industry or group of industries to the extent the Natural Resources Index concentrates in a particular sector or sectors or industry or group of industries. To the extent that the Fund is concentrated in a particular sector or sectors or industry or group of industries, the Fund will be subject to the risk that economic, political or other conditions that have a negative effect on those sectors and/or industries may negatively impact the Fund to a greater extent than if the Fund’s assets were invested in a wider variety of sectors or industries.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The bar chart that follows shows how the Fund performed for the calendar years shown. The table below the bar chart shows the Fund’s average annual returns (before and after taxes). The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year, five year, ten year and/or since inception periods, as applicable, compared with the Fund’s benchmark index and a broad measure of market performance. All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future. Updated performance information is available online at www.vaneck.com .

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the one year, five year, ten year and/or since inception periods, as applicable, compared with the Fund’s benchmark index and a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.vaneck.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) is not necessarily indicative of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (%)—Calendar Years
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	20.01%	3Q '10
Worst Quarter:	-22.20%	3Q '11

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.01%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.20%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2019
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Prior to April 11, 2017, the Natural Resources Index was named the RogersTM – Van Eck Natural Resources Index. Prior to May 1, 2014, the Natural Resources Index was named the RogersTM – Van Eck Hard Assets Producers Index.
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The after-tax returns presented in the table below are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your specific tax situation and may differ from those shown below. After-tax returns are not relevant to investors who hold Shares of the Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	See “License Agreements and Disclaimers” for important information about the Fund’s benchmark index.
VanEck Vectors® Natural Resources ETF | VanEck® Natural Resources Index (reflects no deduction for fees, expenses or taxes, except withholding taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	18.54%	[1]
Past 5 Years	rr_AverageAnnualReturnYear05	4.65%	[1]
Past 10 Years	rr_AverageAnnualReturnYear10	3.45%	[1]
VanEck Vectors® Natural Resources ETF | S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	31.49%
Past 5 Years	rr_AverageAnnualReturnYear05	11.70%
Past 10 Years	rr_AverageAnnualReturnYear10	13.56%
VanEck Vectors® Natural Resources ETF | VanEck Vectors Natural Resources ETF
Risk/Return:	rr_RiskReturnAbstract
Shareholder Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fee	rr_ManagementFeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.29%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.79%	[2]
Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.29%)	[2]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	0.50%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 51
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	223
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	410
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 951
Annual Return 2010	rr_AnnualReturn2010	16.57%
Annual Return 2011	rr_AnnualReturn2011	(11.36%)
Annual Return 2012	rr_AnnualReturn2012	8.98%
Annual Return 2013	rr_AnnualReturn2013	6.55%
Annual Return 2014	rr_AnnualReturn2014	(7.71%)
Annual Return 2015	rr_AnnualReturn2015	(19.48%)
Annual Return 2016	rr_AnnualReturn2016	24.93%
Annual Return 2017	rr_AnnualReturn2017	17.14%
Annual Return 2018	rr_AnnualReturn2018	(10.69%)
Annual Return 2019	rr_AnnualReturn2019	18.34%
Past 1 Year	rr_AverageAnnualReturnYear01	18.34%
Past 5 Years	rr_AverageAnnualReturnYear05	4.49%
Past 10 Years	rr_AverageAnnualReturnYear10	3.27%
VanEck Vectors® Natural Resources ETF | VanEck Vectors Natural Resources ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	17.76%
Past 5 Years	rr_AverageAnnualReturnYear05	3.92%
Past 10 Years	rr_AverageAnnualReturnYear10	2.77%
VanEck Vectors® Natural Resources ETF | VanEck Vectors Natural Resources ETF | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Past 1 Year	rr_AverageAnnualReturnYear01	11.54%
Past 5 Years	rr_AverageAnnualReturnYear05	3.45%
Past 10 Years	rr_AverageAnnualReturnYear10	2.54%

[1]	Prior to April 11, 2017, the Natural Resources Index was named the RogersTM - Van Eck Natural Resources Index. Prior to May 1, 2014, the Natural Resources Index was named the RogersTM - Van Eck Hard Assets Producers Index.
[2]	Van Eck Associates Corporation (the "Adviser") has agreed to waive fees and/or pay Fund expenses to the extent necessary to prevent the operating expenses of the Fund (excluding acquired fund fees and expenses, interest expense, trading expenses, taxes and extraordinary expenses) from exceeding 0.49% of the Fund's average daily net assets per year until at least May 1, 2021. During such time, the expense limitation is expected to continue until the Fund's Board of Trustees acts to discontinue all or a portion of such expense limitation.